Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues, net of rebates and discounts	$ 156,966	$ 129,996	$ 135,812
Business taxes and surcharges	(804)	(361)	(1,878)
Net revenues	156,162	129,635	133,934
Cost of revenues	(80,319)	(60,034)	(55,755)
Gross profit	75,843	69,601	78,179
Operating expenses
Research and development expenses	(64,360)	(38,250)	(29,252)
Sales and marketing expenses	(18,782)	(15,042)	(13,527)
General and administrative expenses	(26,168)	(28,774)	(26,945)
Total operating expenses	(109,310)	(82,066)	(69,724)
Operating income / (loss)	(33,467)	(12,465)	8,455
Interest income	2,158	5,833	6,733
Interest expense	(239)	(239)	(163)
Other income, net	6,503	3,627	13,966
Share of loss from equity investees	(195)	(12)	(259)
Income/(loss) from continuing operations before income tax	(25,240)	(3,256)	28,732
Income tax (expense)/benefit	1,264	886	(463)
Net income/(loss) from continuing operations	(23,976)	(2,370)	28,269
Discontinued operations
Loss from discontinued operations before income taxes	(243)	(10,048)	(20,330)
Income tax benefit / (expense)	36	(2,048)	1,923
Net loss from discontinued operations	(207)	(12,096)	(18,407)
Net income/(loss)	(24,183)	(14,466)	9,862
Less: net loss attributable to the non-controlling interest	(72)	(1,299)	(950)
Net income/(loss) attributable to Xunlei Limited	(24,111)	(13,167)	10,812
Acceleration of amortization of beneficial conversion feature			(49,346)
Deemed dividend to certain shareholders from repurchase of shares			(14,926)
Deemed dividend to preferred shareholders upon initial public offering			(32,807)
Net loss attributable to Xunlei Limited’s common shareholders	(24,111)	(13,167)	(105,366)
Net income/(loss)	(24,183)	(14,466)	9,862
Other comprehensive loss: Foreign currency translation adjustment, net of tax	(9,325)	(9,945)	(114)
Comprehensive income/(loss)	(33,508)	(24,411)	9,748
Less: comprehensive (loss)/income attributable to non-controlling interest shareholders	80	(1,198)	(955)
Comprehensive income/(loss) attributable to Xunlei Limited	$ (33,588)	$ (23,213)	$ 10,703
Basic net loss per share attributable to Xunlei Limited from continuing operations	$ (0.07)	$ (0.00)	$ (0.45)
Basic net loss per share attributable to Xunlei Limited from discontinued operations	$ (0.00)	$ (0.04)	$ (0.09)
Weighted average number of common shares outstanding—basic	334,155,668	335,987,595	194,711,227
Diluted net loss per share attributable to Xunlei Limited from continuing operations	$ (0.07)	$ (0.00)	$ (0.45)
Diluted net loss per share attributable to Xunlei Limited from discontinued operations	$ (0.00)	$ (0.04)	$ (0.09)
Weighted average number of common shares outstanding—diluted	334,155,668	335,987,595	194,711,227
Series D Preferred Stock [Member]
Discontinued operations
Accretion to convertible redeemable preferred shares redemption value			$ (1,870)
Deemed dividend to shareholder from its modification			(279)
Series C To One Series C [Member]
Discontinued operations
Contingent beneficial conversion feature			(57)
Series E Preferred Shares [Member]
Discontinued operations
Accretion to convertible redeemable preferred shares redemption value			(12,754)
Amortization of beneficial conversion feature			(4,139)
Acceleration of amortization of beneficial conversion feature			$ (49,346)